Schedule of cash and cash equivalents and payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 649,106	$ 559,462	$ 2,949,108
Other payables	(802,840)	(522,786)
Net	(9,388,414)	$ (7,385,665)
Dongguan Changrong [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	11,200
Other payables	(2,496)
Net	$ 8,704